Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 122,805	SFr 137,330
of which encumbered	83,473	91,278
Fair value of collateral received with the right to sell or repledge	402,690	422,269
of which sold or repledged	167,487	186,132
Other information
Cash and securities restricted under foreign banking regulations	27,590	24,592
Swiss National Bank required minimum liquidity reserves	2,001	2,014
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	116,030	130,983
of which encumbered	83,473	91,278
Fair value of collateral received with the right to sell or repledge	402,690	422,659
of which sold or repledged	167,493	186,298
Other information
Cash and securities restricted under foreign banking regulations	27,590	24,592
Swiss National Bank required minimum liquidity reserves	SFr 1,873	SFr 1,890